Hennessy Select SPARX Japan Fund (Second Prospectus Summary) | Hennessy Select SPARX Japan Fund
HENNESSY SELECT SPARX JAPAN FUND
Investment Objective
The Hennessy Select SPARX Japan Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Hennessy Select SPARX Japan Fund Institutional Class shares
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Select SPARX Japan Fund Institutional Class shares
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		1.65%
[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hennessy Select SPARX Japan Fund Institutional Class shares	168	521	898	1,957

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 166 % of the average value of its portfolio.
Principal Investment Strategy
The Fund normally invests at least 80% of its net assets in equity securities of
Japanese companies. The Fund's equity investments may include common stocks
(including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund's investments also may include investments in Japan real estate investment trusts or funds (so-called "J-REITs") and Japan pooled investment vehicles. The Fund invests in companies regardless of market capitalization.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a "diversified" mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund's portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company's prospects have changed or believe that a company's stock is fully valued by the market, or when the company begins to show deteriorating fundamentals. They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the fund.
Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance , therefore , will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk: The Fund may invest in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. While investments in all foreign countries are subject to these types of risks, the Fund's concentration in
Japanese securities could cause the Fund's performance to be more volatile than that of more geographically diversified funds.

IPO Risk: The prices of securities purchased in initial public offerings (IPOs)
can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an
IPO appreciates or depreciates in value. When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the
Fund's performance. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance. IPO securities will typically be sold when the Fund's portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that
IPOs that are consistent with the Fund's portfolio managers' intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk: In addition to the currency and political risks associated with foreign securities (see above), the Fund's investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar. The Fund may, but is not obliged to, engage in currency hedging transactions. Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another
(typically the U.S. dollar vs. another currency). Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called "exchanged-traded funds," which generally seek to replicate the return of securities market indices , is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle's manager (rather than the Fund's portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.
Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of a benchmark index. The bar chart shows the performance of the Fund's Institutional Class shares for each full calendar year of operations. The table compares the performance of the Fund's Institutional Class shares (before and after taxes)
over time to that of the Tokyo Stock Price Index (also known as TOPIX), and to the Russell/Nomura Total Market Index. (The returns of the MSCI Japan Index are
also reflected below.)   Both the bar chart and table assume reinvestment of
dividends and distributions, if any. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
25.12% for the quarter ended March 31, 2004 and the lowest quarterly return was
-18.76% for the quarter ended September 30, 2008.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns Hennessy Select SPARX Japan Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class shares	Returns before taxes	0.71%	(3.63%)	5.56%	Oct. 31, 2003
Institutional Class shares After Taxes on Distributions	Returns after taxes on distributions	0.71%	(3.59%)	5.20%	Oct. 31, 2003
Institutional Class shares After Taxes on Distributions and Sales	Returns after taxes on distributions and sale of fund shares	0.46%	(3.00%)	4.67%	Oct. 31, 2003
TOPIX	TOPIX (reflects no deduction for fees, expenses or taxes)	(12.05%)	(6.06%)	1.40%	Oct. 31, 2003
Russell/Nomura Total Market Index	Russell/Nomura Total Market Index (reflects no deduction for fees, expenses or taxes)	(12.60%)	(5.93%)	1.67%	Oct. 31, 2003

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The TOPIX is an unmanaged, capitalization weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The Russell/Nomura
Total Market Index contains the top 98% of all stocks listed on Japan's stock exchanges and registered on Japan's OTC market, in terms of market capitalization. The Russell/Nomura Total Market Index is replacing the MSCI
Japan Index because the Fund believes that the composition of the Russell/Nomura
Total Market Index better reflects the Fund's holdings for comparison purposes.
The MSCI Japan Index is a market capitalization weighted index of Japanese equities. The average annual total returns of the MSCI Japan Index for the one year, five year and since inception periods ended December 31, 2011 were
-14.19%, -6.43% and 1.74%, respectively.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.